UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04616)

Exact name of registrant as specified in charter:	Putnam High Yield Advantage Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2010

Date of reporting period: February 28, 2010

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio
2/28/10 (Unaudited)

CORPORATE BONDS AND NOTES (86.3%)(a)
		Principal amount	Value

Advertising and marketing services (0.1%)
Lamar Media Corp. company guaranty 7 1/4s, 2013		$720,000	$720,000
			720,000

Automotive (3.1%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		665,000	721,525
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		3,950,400	4,088,664
American Axle & Manufacturing, Inc. company guaranty
sr. unsec. unsub. notes 7 7/8s, 2017		525,000	456,750
Dana Corp. escrow sr. notes 5.85s, 2015 (In default)
(F)(NON)		2,135,000	2
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		4,670,000	4,891,825
Ford Motor Credit Co., LLC sr. notes 7 1/4s, 2011		3,660,000	3,710,274
Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s,
2020		1,925,000	1,915,375
Ford Motor Credit Co., LLC sr. unsec. unsub. notes
7 1/2s, 2012		740,000	743,101
General Motors Corp. sr. unsec. notes 8 1/4s, 2023		2,770,000	824,075
General Motors Corp. sr. unsec. unsub. notes 8 3/8s,
2033		2,770,000	837,925
Navistar International Corp. sr. notes 8 1/4s, 2021		3,355,000	3,413,713
Oshkosh Corp. 144A company guaranty sr. unsec. notes
8 1/2s, 2020		520,000	520,000
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	1,725,000	2,164,037
			24,287,266

Basic materials (8.2%)
Aleris International, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) (NON)(PIK)		1,905,000	14,478
Aleris International, Inc. company guaranty sr. unsec.
sub. notes 10s, 2016 (In default) (NON)		1,090,000	23,163
AMH Holdings, Inc. sr. disc. unsec. notes 11 1/4s, 2014		705,000	697,950
Associated Materials, LLC/Associated Materials
Finance, Inc. company guaranty sr. notes 9 7/8s, 2016		1,875,000	1,987,500
Catalyst Paper Corp. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2014 (Canada)		770,000	492,800
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.254s, 2013 (Netherlands)		1,700,000	1,517,250
Compass Minerals International, Inc. 144A sr. notes
8s, 2019		1,975,000	2,049,063
FMG Finance Pty Ltd. 144A sr. sec. notes 10 5/8s, 2016
(Australia)		2,580,000	2,876,700
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		7,835,000	8,481,388
Georgia-Pacific, LLC sr. unsec. unsub. notes 9 1/2s,
2011		1,335,000	1,451,813
Georgia-Pacific, LLC 144A company guaranty sr. unsec.
notes 7s, 2015		85,000	86,169
Graphic Packaging International, Inc. company guaranty
sr. unsec. unsub. notes FRN 9 1/2s, 2017		520,000	546,000
HeidelbergCement AG company guaranty sr. unsec. unsub.
notes 8s, 2017 (Germany)	EUR	335,000	469,130
HeidelbergCement AG company guaranty sr. unsec. unsub.
notes 7 1/2s, 2014 (Germany)	EUR	225,000	316,797
HeidelbergCement AG company guaranty unsec. unsub.
notes 8 1/2s, 2019 (Germany)	EUR	225,000	317,692
Hexion Finance Escrow LLC/Hexion Escrow Corp. 144A sr.
notes 8 7/8s, 2018		$720,000	673,200
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		1,320,000	1,247,400
Huntsman International, LLC company guaranty sr.
unsec. sub. notes Ser. REGS, 6 7/8s, 2013	EUR	1,825,000	2,311,485
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012
(In default) (NON)		$540,000	445,500
Kerling PLC 144A sr. notes 10 5/8s, 2017 (United
Kingdom)	EUR	655,000	905,514
Metals USA, Inc. company guaranty sr. unsec. notes
11 1/8s, 2015		$1,280,000	1,292,800
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		1,605,000	1,512,713
NewPage Corp. company guaranty sr. notes 11 3/8s, 2014		1,605,000	1,532,775
NewPage Holding Corp. sr. unsec. unsub. notes FRN
7.564s, 2013 (PIK)		653,235	97,985
Novelis, Inc. company guaranty sr. unsec. notes
11 1/2s, 2015		1,300,000	1,381,250
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		2,605,000	2,416,138
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	495,000	732,757
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$2,055,000	2,229,675
Rhodia SA sr. unsec. notes FRN Ser. REGS, 3.434s, 2013
(France)	EUR	2,325,000	2,952,684
Rockwood Specialties Group, Inc. company guaranty sr.
unsec. sub. notes 7 5/8s, 2014	EUR	470,000	636,630
Smurfit Capital Funding PLC company guaranty sr.
unsec. unsub. notes 7 1/2s, 2025 (Ireland)		$70,000	62,300

Smurfit Kappa Acquisition 144A company guaranty sr.
notes 7 3/4s, 2019 (Ireland)	EUR	440,000	613,714
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$2,287,000	2,218,390
Smurfit-Stone Container Corp. sr. notes unsec. unsub.
notes 8 3/8s, 2012 (In default) (NON)		1,960,000	1,621,900
Solutia, Inc. company guaranty sr. unsec. notes
8 3/4s, 2017		825,000	862,125
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		1,225,000	1,246,438
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		1,235,000	1,191,775
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016		1,835,000	1,839,588
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)		1,265,000	1,555,950
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)		2,095,000	2,498,288
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)		975,000	1,150,500
Teck Resources, Ltd. sr. unsec. notes 6 1/8s, 2035
(Canada)		820,000	738,000
Terra Capital, Inc. 144A sr. notes 7 3/4s, 2019		1,155,000	1,287,825
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015		1,530,000	1,464,975
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sec. notes FRN Ser. B, 3.999s, 2014		1,675,000	1,352,563
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
notes 11 1/2s, 2014		1,940,000	2,037,000
			63,437,730

Broadcasting (2.0%)
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016		855,000	654,075
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010		835,000	822,475
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014		830,000	493,850
Clear Channel Worldwide Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		2,170,000	2,229,675
Clear Channel Worldwide Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes Ser. A, 9 1/4s, 2017		655,000	668,100
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016		1,315,000	1,441,569
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015		800,000	827,000
DISH DBS Corp. company guaranty sr. unsec. notes
7 7/8s, 2019		1,820,000	1,874,600
Echostar DBS Corp. company guaranty 7 1/8s, 2016		1,445,000	1,448,613
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		755,000	788,975
Umbrella Acquisition, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/4s, 2015 (PIK)		2,105,000	1,862,925
Univision Communications, Inc. 144A sr. sec. notes
12s, 2014		355,000	384,288
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013		1,530,000	1,675,350
XM Satellite Radio, Inc. 144A sr. notes 11 1/4s, 2013		370,000	394,050
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (NON)		395,000	1,975
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (NON)		1,142,000	7,994
			15,575,514

Building materials (1.9%)
Building Materials Corp. company guaranty notes
7 3/4s, 2014		2,650,000	2,756,000
Building Materials Corp. 144A sr. notes 7s, 2020		2,320,000	2,320,000
Goodman Global Group, Inc. 144A sr. disc. notes zero
%, 2014		1,925,000	1,116,500
Goodman Global, Inc. company guaranty sr. unsec. sub.
notes 13 1/2s, 2016		2,070,000	2,277,000
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		3,770,000	4,307,225
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. notes
11s, 2013		1,615,866	1,696,659
			14,473,384

Cable television (1.4%)
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		855,000	865,688
Cablevision Systems Corp. sr. unsec. notes Ser. B, 8s,
2012		580,000	611,175
Cablevision Systems Corp. 144A sr. notes 8 5/8s, 2017		1,620,000	1,668,600
CCH II, LLC sr. notes 13 1/2s, 2016		3,554,581	4,198,849
CCO Holdings LLC/CCO Holdings Capital Corp. sr. unsec.
notes 8 3/4s, 2013		1,075,000	1,091,125
Cequel Communications Holdings I LLC/Cequel Capital
Corp.Capital Corp. 144A sr. notes 8 5/8s, 2017		1,645,000	1,645,000
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		146,000	151,475
CSC Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2014		250,000	262,813
Mediacom LLC/Mediacom Capital Corp. 144A sr. notes
9 1/8s, 2019		675,000	678,375
			11,173,100

Capital goods (4.9%)
ACCO Brands Corp. 144A company guaranty sr. sec. notes
10 5/8s, 2015		1,020,000	1,108,740
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		1,085,000	1,068,725

Altra Holdings, Inc. 144A sr. notes 8 1/8s, 2016		1,860,000	1,906,500
Baldor Electric Co. company guaranty 8 5/8s, 2017		1,145,000	1,176,488
BBC Holding Corp. sr. notes 8 7/8s, 2014		3,215,000	3,094,438
BE Aerospace, Inc. sr. unsec. unsub. notes 8 1/2s, 2018		1,235,000	1,293,663
Berry Plastics Corp. company guaranty sr. notes FRN
5.001s, 2015		885,000	827,475
Crosstex Energy/Crosstex Energy Finance Corp. 144A sr.
notes 8 7/8s, 2018		1,785,000	1,811,775
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		984,000	1,013,520
General Cable Corp. company guaranty sr. unsec. unsub.
notes FRN 2.626s, 2015		2,455,000	2,141,988
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		1,615,000	1,641,244
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		725,000	729,531
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2015		575,000	577,156
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		3,260,000	3,791,703
Mueller Water Products, Inc. company guaranty sr.
unsec. notes 7 3/8s, 2017		1,900,000	1,691,000
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	695,000	946,521
RBS Global, Inc./Rexnord Corp. company guaranty sr.
unsec. unsub. notes 9 1/2s, 2014		$2,375,000	2,404,688
Reddy Ice Corp. 144A sr. notes 11 1/4s, 2015		1,245,000	1,245,000
Ryerson Holding Corp. 144A sr. disc. notes zero %, 2015		2,350,000	1,057,500
Ryerson Tull, Inc. company guaranty sr. sec. notes
12s, 2015		2,775,000	2,851,313
TD Funding Corp. 144A company guaranty sr. sub. notes
7 3/4s, 2014		575,000	575,000
Tenneco, Inc. company guaranty sr. unsec. notes
8 1/8s, 2015		1,095,000	1,084,050
Transdigm, Inc. company guaranty sr. unsec. sub. notes
7 3/4s, 2014		2,565,000	2,558,588
Triumph Group, Inc. 144A sr. sub. notes 8s, 2017		895,000	901,713
			37,498,319

Coal (1.1%)
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		4,365,000	4,375,913
Massey Energy Co. company guaranty sr. unsec. notes
6 7/8s, 2013		465,000	461,513
Peabody Energy Corp. company guaranty 7 3/8s, 2016		3,455,000	3,653,663
			8,491,089

Commercial and consumer services (1.3%)
Aramark Corp. company guaranty 8 1/2s, 2015		1,815,000	1,833,150
Aramark Corp. company guaranty sr. unsec. notes FRN
3.749s, 2015		315,000	281,925
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017		2,070,000	2,132,100
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		1,108,000	1,182,790
National Money Mart Co. 144A company guaranty sr.
notes 10 3/8s, 2016 (Canada)		1,305,000	1,363,725
Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s,
2016		1,860,000	1,706,550
Travelport LLC company guaranty 11 7/8s, 2016		1,055,000	1,099,838
Travelport LLC company guaranty 9 7/8s, 2014		610,000	623,725
			10,223,803

Conglomerates (0.2%)
SPX Corp. sr. unsec. notes 7 5/8s, 2014		1,575,000	1,610,438
			1,610,438

Consumer (1.3%)
Jarden Corp. company guaranty sr. sub. notes Ser. 1,
7 1/2s, 2020	EUR	250,000	347,414
Jarden Corp. company guaranty sr. unsec. notes 8s, 2016		$605,000	632,225
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2020		360,000	361,800
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		3,185,000	3,200,925
Scotts Miracle-Gro Co. (The) company guaranty sr.
unsec. notes 7 1/4s, 2018		470,000	475,875
Visant Corp. company guaranty sr. unsec. sub. notes
7 5/8s, 2012		2,040,000	2,050,200
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015		2,965,000	2,965,000
			10,033,439

Consumer staples (4.6%)
Archibald Candy Corp. company guaranty 10s, 2010 (In
default) (F)(NON)		415,457	6,416
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016		1,475,000	1,331,188
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 5/8s, 2014		2,545,000	2,373,213
Central Garden & Pet Co. sr. sub. notes 8 1/4s, 2018
(FWC)		1,765,000	1,782,650
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014		2,060,000	2,029,100

Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015	290,000	294,350
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015 (In default) (NON)(PIK)	64,009	50,567
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	1,935,000	1,956,769
Dole Food Co. 144A sr. sec. notes 8s, 2016	1,530,000	1,556,775
Dole Food Co. 144A sr. unsec. notes 13 7/8s, 2014	741,000	883,643
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	2,645,000	2,645,000
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015	1,880,000	1,804,800
JBS USA LLC/JBS USA Finance, Inc. 144A sr. notes
11 5/8s, 2014	585,000	661,050
Libbey Glass, Inc. 144A sr. notes 10s, 2015	695,000	719,325
Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015	655,000	664,825
Pinnacle Foods Finance LLC 144A sr. unsec. notes
9 1/4s, 2015	630,000	639,450
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	1,113,000	1,117,174
Revlon Consumer Products 144A company guaranty sr.
notes 9 3/4s, 2015	840,000	863,100
Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019	515,000	544,613
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017	780,000	723,450
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017	1,885,000	1,559,838
RSC Equipment Rental, Inc. 144A sr. sec. notes 10s,
2017	1,270,000	1,358,900
Smithfield Foods, Inc. sr. unsec. notes 7s, 2011	410,000	410,000
Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014	2,325,000	2,516,813
Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019
(PIK)	698,173	708,646
Supervalu, Inc. sr. unsec. notes 8s, 2016	1,010,000	1,017,575
TreeHouse Foods, Inc. sr. unsec. notes 7 3/4s, 2018	440,000	451,550
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	1,510,000	1,755,375
Wendy's/Arby's Restaurants LLC company guaranty sr.
unsec. unsub. notes 10s, 2016	2,980,000	3,196,050
		35,622,205

Energy (oil field) (2.1%)
Complete Production Services, Inc. company guaranty
8s, 2016	1,255,000	1,220,488
Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016
(Luxembourg)	1,590,000	1,582,050
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	3,695,000	3,731,950
Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017	790,000	786,050
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	955,000	888,150
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	2,220,000	2,197,800
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	716,264	720,649
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	1,890,000	1,941,975
Stallion Oilfield Holdings Ltd. 144A sr. notes
10 1/2s, 2015	1,785,000	1,740,375
Trico Shipping AS 144A sr. notes 11 7/8s, 2014 (Norway)	1,095,000	1,060,781
		15,870,268

Entertainment (0.9%)
AMC Entertainment, Inc. company guaranty 11s, 2016	771,000	826,898
Cinemark, Inc. company guaranty sr. unsec. notes
8 5/8s, 2019	655,000	681,200
Hertz Corp. company guaranty 8 7/8s, 2014	2,785,000	2,826,775
Marquee Holdings, Inc. sr. disc. notes 12s, 2014	1,840,000	1,550,200
Universal City Development Partners, Ltd. 144A sr.
notes 8 7/8s, 2015	625,000	629,688
Universal City Development Partners, Ltd. 144A sr.
sub. notes 10 7/8s, 2016	490,000	507,150
		7,021,911

Financials (6.4%)
American General Finance Corp. sr. unsec. notes Ser.
J, MTN, 5 5/8s, 2011	1,645,000	1,563,471
American General Finance Corp. sr. unsec. notes Ser.
MTN, 6.9s, 2017	2,115,000	1,516,986
American General Finance Corp. sr. unsec. notes Ser.
MTNI, 4 7/8s, 2012	1,835,000	1,561,235
BAC Capital Trust VI bank guaranty jr. unsec. sub.
notes 5 5/8s, 2035	575,000	458,374
BAC Capital Trust XI bank guaranty jr. unsec. sub.
notes 6 5/8s, 2036	990,000	881,929
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. sub. notes 11 5/8s, 2017	910,000	1,003,275
CIT Group, Inc. sr. bond 7s, 2017	739,172	653,243
CIT Group, Inc. sr. bond 7s, 2016	527,978	467,261
CIT Group, Inc. sr. bond 7s, 2015	1,036,786	940,883
CIT Group, Inc. sr. bond 7s, 2014	316,786	289,859
CIT Group, Inc. sr. bond 7s, 2013	5,671,191	5,359,276
E*Trade Financial Corp. sr. unsec. notes 7 3/8s, 2013	975,000	926,250
E*Trade Financial Corp. sr. unsec. unsub. notes
12 1/2s, 2017 (PIK)	1,450,000	1,678,375
FelCor Lodging LP 144A sr. sec. notes 10s, 2014 (R)	2,340,000	2,275,650
GMAC, LLC company guaranty sr. unsec. notes 7s, 2012	1,473,000	1,465,635
GMAC, LLC company guaranty sr. unsec. notes Ser. *,
7 1/4s, 2011	1,285,000	1,296,244
GMAC, LLC company guaranty sr. unsec. notes Ser. *,
6 7/8s, 2012	1,521,000	1,505,790
GMAC, LLC company guaranty sr. unsec. notes Ser. *,

6 5/8s, 2012	1,013,000	1,000,338
GMAC, LLC company guaranty sr. unsec. notes Ser. 8,
6 3/4s, 2014	1,553,000	1,483,115
GMAC, LLC company guaranty sr. unsec. unsub. notes
Ser. *, 6 7/8s, 2011	915,000	915,000
GMAC, LLC company guaranty sr. unsec. unsub. notes FRN
Ser. *, 2.452s, 2014	156,000	133,457
GMAC, LLC sr. unsec. unsub. notes 7 1/4s, 2011	1,870,000	1,879,849
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2011	1,035,000	1,032,771
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014	884,000	850,847
GMAC, LLC 144A company guaranty sr. unsec. notes 8.3s,
2015	895,000	902,831
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	555,000	514,763
Icahn Enterprises LP/Ichan Enterprises Finance Corp.
144A sr. notes 8s, 2018	3,215,000	3,022,100
iStar Financial, Inc. sr. unsec. unsub. notes FRN
0.607s, 2010 (R)	405,000	401,335
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	510,000	517,650
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	1,362,000	1,324,545
NB Capital Trust IV jr. unsec. sub. notes 8 1/4s, 2027	400,000	388,000
Nuveen Investments, Inc. company guaranty sr. unsec.
unsub. notes 10 1/2s, 2015	1,695,000	1,533,975
Residential Capital LLC company guaranty jr. notes
9 5/8s, 2015	3,625,000	3,507,188
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A sr. sec. notes 7 3/4s, 2016 (Luxembourg)	1,485,000	1,503,563
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	1,000,000	620,000
SLM Corp. sr. unsec. unsub. notes Ser. MTNA, 5s, 2013	3,940,000	3,690,243
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4 1/8s, 2014	330,000	273,075
		49,338,381

Gaming and lottery (2.7%)
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014	1,460,000	1,241,000
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	1,250,000	984,375
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	1,020,000	868,275
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2018	2,712,000	2,047,560
Harrah's Operating Co., Inc. sr. notes 11 1/4s, 2017	3,435,000	3,563,813
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	14,000	11,375
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)	1,995,000	518,700
MGM Mirage, Inc. company guaranty sr. unsec. notes
7 5/8s, 2017	830,000	659,850
MGM Mirage, Inc. company guaranty sr. unsec. notes
6 5/8s, 2015	710,000	560,900
MGM Mirage, Inc. 144A sr. sec. notes 10 3/8s, 2014	260,000	275,600
MTR Gaming Group, Inc. 144A company guaranty sr. notes
12 5/8s, 2014	1,515,000	1,461,975
Penn National Gaming, Inc. 144A sr. unsec. sub. notes
8 3/4s, 2019	385,000	381,150
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	1,250,000	1,034,375
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	2,357,000	2,321,645
Pinnacle Entertainment, Inc. 144A sr. notes 8 5/8s,
2017	410,000	389,500
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)	1,600,000	232,000
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)	3,905,000	78,100
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. Ser. EXCH, 6 5/8s, 2014	1,155,000	1,117,463
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016	2,740,000	2,890,700
		20,638,356

Health care (7.4%)
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017	1,985,000	2,168,613
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	1,265,000	1,309,275
DaVita, Inc. company guaranty 6 5/8s, 2013	2,305,000	2,310,763
Elan Finance PLC/Elan Finance Corp. 144A company
guaranty sr. notes 8 3/4s, 2016 (Ireland)	2,070,000	1,987,200
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)	2,163,000	2,314,410
HCA, Inc. sr. sec. notes 9 1/4s, 2016	2,735,000	2,902,519
HCA, Inc. sr. sec. notes 9 1/8s, 2014	5,235,000	5,503,294
HCA, Inc. 144A sr. sec. notes 9 7/8s, 2017	515,000	556,200
HCA, Inc. 144A sr. sec. notes 8 1/2s, 2019	1,600,000	1,716,000
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	1,765,000	1,645,863
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	660,000	666,600
Omnicare, Inc. company guaranty 6 3/4s, 2013	185,000	182,456
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	514,000	503,720
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	2,195,000	2,107,200
Psychiatric Solutions, Inc. 144A sr. sub. notes
7 3/4s, 2015	1,000,000	940,000
Quintiles Transnational Corp. 144A sr. notes 9 1/2s,
2014 (PIK)	630,000	636,300
Select Medical Corp. company guaranty 7 5/8s, 2015	3,025,000	2,843,500
Service Corporation International debs. 7 7/8s, 2013	1,185,000	1,185,000
Service Corporation International sr. notes 7s, 2017	205,000	200,900
Service Corporation International sr. unsec. unsub.

notes 6 3/4s, 2016		2,005,000	1,964,900
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		2,790,000	2,748,150
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015		1,305,000	1,324,575
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		2,220,000	2,186,700
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		1,417,149	1,388,806
Talecris Biotherapeutics Holdings Corp. 144A sr.
unsec. notes 7 3/4s, 2016		2,490,000	2,502,450
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018		560,000	616,000
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015		3,480,000	3,645,300
United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017		655,000	669,738
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.428s, 2012 (PIK)		2,295,000	2,168,775
US Oncology, Inc. company guaranty sr. unsec. sub.
notes 10 3/4s, 2014		855,000	889,200
Vanguard Health Holding Co. II, LLC 144A company
guaranty sr. notes 8s, 2018		1,250,000	1,228,125
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		3,150,000	3,323,250
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)		125,000	125,000
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s,
2014 (R)		690,000	701,213
			57,161,995

Homebuilding (1.5%)
Beazer Homes USA, Inc. company guaranty sr. unsec.
notes 8 3/8s, 2012		3,245,000	3,180,100
Beazer Homes USA, Inc. company guaranty sr. unsec.
notes 6 1/2s, 2013		525,000	475,125
K. Hovnanian Enterprises, Inc. company guaranty sr.
notes 10 5/8s, 2016		1,445,000	1,510,025
Realogy Corp. company guaranty sr. notes 11s, 2014
(PIK)		434,087	355,951
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014		3,405,000	2,843,175
Standard Pacific Corp. company guaranty sr. notes
10 3/4s, 2016		1,105,000	1,151,963
Standard Pacific Corp. company guaranty sr. unsec.
notes 7 3/4s, 2013		520,000	494,000
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		925,000	832,500
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2014		680,000	612,000
			11,454,839

Household furniture and appliances (0.3%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		945,000	926,100
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016		1,495,000	1,633,288
			2,559,388

Lodging/Tourism (0.2%)
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)		450,000	443,250
Seminole Hard Rock Entertainment, Inc. 144A sr. notes
FRN 2.754s, 2014		1,100,000	962,500
			1,405,750

Media (1.9%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015		1,185,000	1,208,700
Affinion Group, Inc. company guaranty 10 1/8s, 2013		605,000	611,050
Affinity Group, Inc. sr. sub. notes 9s, 2012		1,765,000	1,235,500
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 10s, 2017		535,000	581,813
Liberty Media, LLC sr. notes 5.7s, 2013		1,610,000	1,577,800
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		1,400,000	1,452,500
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)		2,470,000	2,235,350
Nielsen Finance LLC/Nielsen Finance Co. sr. notes
11 5/8s, 2014		360,000	400,950
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		930,000	960,225
QVC Inc. 144A sr. sec. notes 7 1/2s, 2019		560,000	567,000
Virgin Media Finance PLC company guaranty sr. notes
Ser. 1, 9 1/2s, 2016 (United Kingdom)		1,105,000	1,171,300
Virgin Media Finance PLC company guaranty sr. unsec.
unsub. notes 9 1/2s, 2016 (United Kingdom)	EUR	174,000	258,298
WMG Acquisition Corp. company guaranty sr. sub. notes
7 3/8s, 2014		$740,000	706,700
WMG Acquisition Corp. 144A sr. sec. notes 9 1/2s, 2016		1,320,000	1,386,000
WMG Holdings Corp. company guaranty sr. unsec. disc.
notes 9 1/2s, 2014		380,000	380,000
			14,733,186

Oil and gas (8.7%)
Chaparral Energy, Inc. company guaranty 8 1/2s, 2015		1,128,000	919,320

Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	1,310,000	1,070,925
Chesapeake Energy Corp. company guaranty 6 1/2s, 2017	220,000	209,000
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015	400,000	435,000
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	3,815,000	3,872,225
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	3,170,000	2,551,850
Comstock Resources, Inc. company guaranty sr. unsub.
notes 8 3/8s, 2017	1,545,000	1,572,038
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	2,015,000	2,009,963
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	2,360,000	2,274,450
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)	1,410,000	1,551,000
Denbury Resources, Inc. company guaranty 7 1/2s, 2013	179,000	180,790
Denbury Resources, Inc. company guaranty sr. sub.
notes 9 3/4s, 2016	330,000	355,575
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020	1,245,000	1,290,131
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	2,045,000	2,065,450
Encore Acquisition Co. company guaranty sr. unsec.
sub. bond 7 1/4s, 2017	510,000	513,825
Encore Acquisition Co. sr. sub. notes 6s, 2015	2,295,000	2,312,213
Ferrellgas LP/Finance sr. notes 8 3/4s, 2012	250,000	250,313
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	2,890,000	2,817,750
Ferrellgas Partners LP sr. unsec. notes Ser. UNRE,
6 3/4s, 2014	505,000	492,375
Forest Oil Corp. sr. notes 8s, 2011	3,201,000	3,353,048
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 7 3/4s, 2015	1,225,000	1,191,313
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	3,590,000	3,500,250
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	300,000	301,500
Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s,
2018	360,000	360,000
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	3,230,000	3,278,450
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	1,360,000	1,210,400
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)	3,190,000	2,807,200
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	3,630,000	3,775,200
PetroHawk Energy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014	455,000	493,675
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	1,770,000	1,858,500
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	365,000	368,194
Plains Exploration & Production Co. company guaranty
7s, 2017	3,065,000	2,996,038
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	480,000	446,400
Quicksilver Resources, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2015	565,000	570,650
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	1,265,000	1,435,775
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017	420,000	429,450
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	2,300,000	2,018,250
Sabine Pass LNG LP sr. sec. notes 7 1/4s, 2013	725,000	676,969
SandRidge Energy, Inc. company guaranty sr. unsec.
unsub. FRN 3.876s, 2014	675,000	597,411
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	3,285,000	3,145,388
Whiting Petroleum Corp. company guaranty 7s, 2014	2,030,000	2,050,300
Williams Cos., Inc. (The) notes 7 3/4s, 2031	1,800,000	2,073,163
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	541,000	662,769
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	700,000	716,402
		67,060,888

Publishing (0.6%)
American Media, Inc. sr. unsec. sub. notes company
guaranty 8 7/8s, 2011 (F)	85,000	46,240
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 8 7/8s, 2011 (F)	11,090	6,033
Belo Corp. sr. unsec. unsub. notes 8s, 2016	405,000	420,188
Cenveo Corp. 144A company guaranty sr. notes 8 7/8s,
2018	1,250,000	1,237,500
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	880,000	875,600
McClatchy Co. (The) 144A company guaranty sr. notes
11 1/2s, 2017	1,430,000	1,394,250
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)	410,000	411,025
Vertis, Inc. company guaranty sr. sec. notes Ser. A,
8 1/2s, 2012 (PIK)	592,285	533,057
		4,923,893

Regional Bells (1.2%)
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015	1,005,000	964,800
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2014	570,000	585,675
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018	1,890,000	1,880,550
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	3,555,000	3,852,731
Qwest Corp. sr. unsec. unsub. notes 8 3/8s, 2016	1,025,000	1,122,375

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	1,135,000	1,083,925
		9,490,056

Retail (2.6%)
Blockbuster, Inc. 144A company guaranty sr. notes
11 3/4s, 2014	1,095,000	788,400
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	2,005,000	1,799,488
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014	1,318,000	1,341,065
Dollar General Corp. company guaranty sr. unsec. notes
10 5/8s, 2015	1,092,000	1,195,740
Federated Retail Holdings, Inc. company guaranty sr.
unsec. notes 5.9s, 2016	1,455,000	1,407,713
Harry & David Operations Corp. company guaranty sr.
unsec. notes 9s, 2013	1,355,000	918,013
Harry & David Operations Corp. company guaranty sr.
unsec. notes FRN 5.252s, 2012	385,000	246,400
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	1,490,000	1,497,450
Michaels Stores, Inc. company guaranty 10s, 2014	1,140,000	1,157,100
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)	3,101,144	3,054,627
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
sub. notes 10 3/8s, 2015	820,000	815,900
Toys R Us Property Co., LLC 144A company guaranty sr.
unsec. notes 10 3/4s, 2017	2,695,000	2,957,763
Toys R Us Property Co., LLC 144A sr. notes 8 1/2s, 2017	1,420,000	1,434,200
United Auto Group, Inc. company guaranty 7 3/4s, 2016	1,690,000	1,611,838
		20,225,697

Technology (5.0%)
Advanced Micro Devices, Inc. 144A sr. unsec. notes
8 1/8s, 2017	1,130,000	1,144,125
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	560,000	567,000
Brocade Communications Systems, Inc. 144A sr. notes
6 7/8s, 2020	210,000	213,150
Brocade Communications Systems, Inc. 144A sr. notes
6 5/8s, 2018	155,000	155,775
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)	1,696,350	1,620,014
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	2,040,000	1,953,300
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015	570,000	592,800
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015	2,790,000	2,413,350
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016	1,960,000	1,607,200
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)	3,997,638	3,467,951
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)	1,444,933	1,246,255
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	1,385,000	1,229,188
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	2,052,000	1,600,560
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 10 1/8s, 2018	900,000	918,000
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	155,000	161,588
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	815,000	819,075
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021	980,000	1,005,725
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	210,000	149,100
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands) (In default) (F)(NON)	1,235,000	107,569
NXP BV/NXP Funding, LLC company guaranty Ser. EXCH,
9 1/2s, 2015 (Netherlands)	1,350,000	1,174,500
NXP BV/NXP Funding, LLC sec. notes Ser. EXCH, 7 7/8s,
2014 (Netherlands)	2,115,000	1,956,375
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016	1,040,000	1,024,400
Seagate Technology International 144A company guaranty
sr. sec. notes 10s, 2014 (Cayman Islands)	760,000	863,550
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	2,347,000	2,435,013
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	3,884,000	3,976,245
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013	1,235,000	1,241,175
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016	485,000	526,225
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015	2,630,000	3,103,400
Xerox Capital Trust I company guaranty 8s, 2027	965,000	952,938
		38,225,546

Telecommunications (7.1%)
CC Holdings GS V, LLC/Crown Castle GS III Corp. 144A
sr. sec. notes 7 3/4s, 2017	2,370,000	2,565,525
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015	2,205,000	2,155,388
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015	1,570,000	1,534,675
Digicel Group, Ltd. 144A sr. notes 8 1/4s, 2017
(Jamaica)	1,515,000	1,439,250
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)	1,665,000	1,590,075
Equinix, Inc. sr. notes 8 1/8s, 2018	885,000	885,000
Global Crossing, Ltd. 144A sr. sec. notes 12s, 2015

(United Kingdom)		180,000	195,750
Inmarsat Finance PLC 144A company guaranty sr. notes
7 3/8s, 2017 (United Kingdom)		760,000	779,000
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2017 (Bermuda)		3,945,000	3,999,244
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes 9 1/4s, 2015 (Bermuda)		690,000	702,075
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes Ser. *, 9 1/2s, 2015
(Bermuda)		1,040,000	1,073,800
Intelsat Jackson Holding Co. company guaranty sr.
unsec. notes 11 1/4s, 2016 (Bermuda)		4,295,000	4,595,650
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes Ser. *, 8 7/8s, 2015 (Bermuda)		960,000	979,200
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes Ser. *, 8 1/2s, 2013 (Bermuda)		1,095,000	1,105,950
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		2,705,000	2,562,988
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		265,000	235,850
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		3,800,000	3,790,500
Nextel Communications, Inc. company guaranty sr.
unsec. notes Ser. D, 7 3/8s, 2015		2,805,000	2,587,613
NII Capital Corp. 144A company guaranty sr. notes 10s,
2016		2,900,000	3,146,500
Nordic Telephone Co. Holdings ApS 144A sr. sec. bond
8 7/8s, 2016 (Denmark)		455,000	486,850
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		800,000	778,000
PAETEC Holding Corp. 144A company guaranty sr. notes
8 7/8s, 2017		875,000	881,563
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8 1/4s, 2019		1,180,000	1,239,000
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8s, 2016		1,365,000	1,419,600
Sprint Capital Corp. company guaranty 6 7/8s, 2028		3,560,000	2,696,700
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		635,000	614,363
Sprint Nextel Corp. sr. unsec. notes 6s, 2016		735,000	635,775
West Corp. company guaranty 9 1/2s, 2014		3,000,000	2,977,500
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)		1,990,000	2,129,300
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)	EUR	200,000	293,778
Windstream Corp. company guaranty 8 5/8s, 2016		$4,000,000	4,070,000
Windstream Corp. company guaranty 8 1/8s, 2013		795,000	826,800
			54,973,262

Telephone (0.5%)
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		1,930,000	1,920,350
Cricket Communications, Inc. company guaranty sr.
unsub. notes 7 3/4s, 2016		1,445,000	1,468,481
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		140,000	141,400
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		520,000	535,600
			4,065,831

Textiles (0.6%)
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 3.831s, 2014		2,955,000	2,770,313
Hanesbrands, Inc. sr. unsec. notes 8s, 2016		980,000	999,600
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		1,135,000	1,177,563
			4,947,476

Tire and rubber (0.3%)
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		1,875,000	2,020,313
			2,020,313

Transportation (0.3%)
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		1,455,000	1,425,900
RailAmerica, Inc. company guaranty sr. notes 9 1/4s,
2017		1,079,000	1,131,601
			2,557,501

Utilities and power (5.9%)
AES Corp. (The) sr. unsec. notes 8s, 2020		520,000	510,250
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		2,355,000	2,340,281
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		2,042,000	2,077,735
Calpine Corp. 144A sr. sec. notes 7 1/4s, 2017		2,467,000	2,374,488
CMS Energy Corp. sr. notes 8 1/2s, 2011		490,000	514,500
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)		1,430,000	1,469,249
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016		555,000	485,625
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019		1,415,000	1,110,775
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016		2,180,000	2,095,525
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		755,000	604,000
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		530,000	490,250
Edison Mission Energy sr. unsec. notes 7.2s, 2019		1,035,000	727,088
Edison Mission Energy sr. unsec. notes 7s, 2017		45,000	32,963
El Paso Corp. sr. unsec. notes 12s, 2013		960,000	1,116,000
El Paso Corp. sr. unsec. notes 7s, 2017		750,000	752,302
El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031		705,000	685,613
El Paso Natural Gas Co. debs. 8 5/8s, 2022		765,000	941,532

Energy Future Holdings Corp. company guaranty sr.
unsec. notes 11 1/4s, 2017 (PIK)	1,675,000	1,172,500
Energy Future Holdings Corp. sr. notes 9 3/4s, 2019	977,000	967,230
Energy Future Intermediate Holdings Co., LLC sr. notes
Ser. *, 9 3/4s, 2019	1,078,000	1,069,915
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011	805,000	835,188
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	230,000	232,300
Mirant Americas Generation, Inc. sr. unsec. notes
9 1/8s, 2031	1,245,000	1,117,388
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011	1,400,000	1,428,000
Mirant North America, LLC company guaranty 7 3/8s, 2013	2,960,000	2,948,900
NRG Energy, Inc. company guaranty 7 3/8s, 2017	935,000	923,313
NRG Energy, Inc. sr. notes 7 3/8s, 2016	8,305,000	8,190,806
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010	2,025,000	2,037,656
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015	625,000	665,625
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	1,550,000	1,579,063
Sierra Pacific Resources sr. unsec. unsub. notes
6 3/4s, 2017	190,000	191,947
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028	305,000	325,403
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes 10 1/2s, 2016 (United
Kingdom) (PIK)	2,135,000	1,515,850
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes Ser. B, 10 1/4s, 2015
(United Kingdom)	2,430,000	1,816,425
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	405,000	500,095
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011	68,000	71,365
		45,917,145
Total corporate bonds and notes (cost $660,408,183)		$667,737,969

SENIOR LOANS (6.5%)(a)(c)
	Principal amount	Value

Automotive (--%)
Allison Transmission, Inc. bank term loan FRN Ser. B,
2.994s, 2014	$7,013	$6,422
		6,422

Basic materials (0.2%)
Lyondell Chemical Co. bank term loan FRN 13s, 2010 (U)	250,000	260,188
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. H, 6s, 2014	423,508	423,402
Smurfit-Stone Container Enterprises, Inc. bank term
loan FRN 6 3/4s, 2016	1,140,000	1,130,966
		1,814,556

Broadcasting (0.3%)
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.881s, 2016	889,253	698,223
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.501s, 2014	1,455,000	1,250,846
		1,949,069

Capital goods (0.2%)
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.251s, 2014	24,379	17,941
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.236s, 2014	488,943	359,832
Hexcel Corp. bank term loan FRN 6 1/2s, 2014	214,500	215,036
Manitowoc Co., Inc. (The) bank term loan FRN Ser. A,
4.813s, 2013	1,186,634	1,148,068
		1,740,877

Communication services (0.3%)
Cebridge Connections, Inc. bank term loan FRN 4.749s,
2014	615,000	599,072
Charter Communications, Inc. bank term loan FRN
2.756s, 2014	1,275,000	1,146,703
Towerco, LLC bank term loan FRN 6s, 2014	435,000	437,719
		2,183,494

Consumer cyclicals (2.7%)
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	1,816,324	1,789,836
Chester Down & Marina, LLC bank term loan FRN 12 3/8s,
2016	1,005,781	1,010,810
Dex Media West, LLC bank term loan FRN Ser. A, 7 1/2s,
2014	310,853	296,398
Federal Mogul Corp. bank term loan FRN Ser. B, 2.168s,
2014	1,562,029	1,366,288
Federal Mogul Corp. bank term loan FRN Ser. C, 2.168s,
2015	796,953	697,086
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.24s, 2014	822,935	382,253
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.231s, 2014	307,065	142,632
Golden Nugget, Inc. bank term loan FRN Ser. B, 3.26s,

2014	237,443	177,885
Golden Nugget, Inc. bank term loan FRN Ser. DD,
3.258s, 2014	135,170	101,265
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 6 1/4s, 2011	1,516,888	1,522,880
Neiman Marcus Group, Inc. (The) bank term loan FRN
Ser. B, 2.255s, 2013	560,664	503,227
QVC, Inc. bank term loan FRN 5.749s, 2014	193,782	193,964
Reynolds Consumer Products, Inc. bank term loan FRN
Ser. B, 6 1/4s, 2015	900,000	905,625
Six Flags Theme Parks bank term loan FRN 2.48s, 2015	2,822,348	2,783,540
Six Flags Theme Parks bank term loan FRN Ser. B,
5 3/4s, 2016	2,780,000	2,754,285
Thomas Learning bank term loan FRN Ser. B, 2 3/4s, 2014	3,023,115	2,621,712
Travelport, LLC bank term loan FRN Ser. C, 10 1/2s,
2013	278,600	279,413
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	3,524,169	2,140,932
United Components, Inc. bank term loan FRN Ser. D,
2.249s, 2012	194,222	179,656
Visteon Corp. bank term loan FRN Ser. B, 5 1/4s, 2013	675,000	744,694
		20,594,381

Consumer staples (0.7%)
Claire's Stores, Inc. bank term loan FRN 3.001s, 2014	2,280,609	1,884,761
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 2.979s, 2014	1,349,036	1,266,220
Revlon Consumer Products bank term loan FRN Ser. B,
4.257s, 2012	795,000	782,330
Rite-Aid Corp. bank term loan FRN 9 1/2s, 2015	1,130,000	1,170,680
Rite-Aid Corp. bank term loan FRN Ser. B, 1.983s, 2014	117,900	104,759
		5,208,750

Energy (0.1%)
MEG Energy Corp. bank term loan FRN 6s, 2016 (Canada)	468,825	460,328
		460,328

Entertainment (0.2%)
Universal City Development Partners, Ltd. bank term
loan FRN Ser. B, 6 1/2s, 2014	1,880,000	1,890,575
		1,890,575

Financials (0.2%)
CB Richard Ellis Services, Inc. bank term loan FRN
Ser. B, 6s, 2013	666,094	655,687
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014	807,975	794,593
Nuveen Investments, Inc. bank term loan FRN Ser. B,
3.291s, 2014	414,735	360,819
		1,811,099

Gaming and lottery (0.1%)
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B, 9 1/2s, 2016	495,000	493,625
		493,625

Health care (0.4%)
Community Health Systems, Inc. bank term loan FRN
Ser. B, 2.506s, 2014	866,093	809,255
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 2.506s, 2014	46,094	43,069
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 5.499s, 2014	2,560,373	2,336,341
Select Medical Corp. bank term loan FRN Ser. B,
2.251s, 2012	235,002	225,309
		3,413,974

Homebuilding (0.1%)
Realogy Corp. bank term loan FRN 0.081s, 2013	128,903	113,669
Realogy Corp. bank term loan FRN Ser. B, 3.251s, 2013	478,781	422,198
		535,867

Retail (0.1%)
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 2.504s, 2013	574,148	527,498
		527,498

Technology (0.1%)
Compucom Systems, Inc. bank term loan FRN 3.74s, 2014	591,014	558,508
		558,508

Telecommunications (--%)
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	265,000	286,366
		286,366

Transportation (0.4%)

Swift Transportation Co., Inc. bank term loan FRN
8 1/4s, 2014	3,255,248	3,012,123
		3,012,123

Utilities and power (0.4%)
TXU Energy Corp. bank term loan FRN Ser. B2, 3.729s,
2014	1,998,095	1,606,718
TXU Energy Corp. bank term loan FRN Ser. B3, 3.729s,
2014	2,295,525	1,836,420
		3,443,138
Total senior loans (cost $51,018,338)		$49,930,650

CONVERTIBLE BONDS AND NOTES (2.9%)(a)
	Principal amount	Value

Acquicor Technology, Inc. 144A cv. notes 8s, 2011	$822,000	$762,405
Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015	1,265,000	1,168,544
Alexandria Real Estate Equities, Inc. 144A cv. company
guaranty sr. unsec. notes 3.7s, 2027 (R)	1,175,000	1,120,656
Alliant Techsystems, Inc. cv. company guaranty sr.
sub. notes 3s, 2024	1,260,000	1,447,425
ArcelorMittal cv. sr. unsec. unsub. notes 5s, 2014
(Luxembourg)	620,000	889,700
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)	865,000	1,143,422
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	700,000	993,020
General Cable Corp. cv. unsec. sub. notes
stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029 (STP)	790,000	707,050
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)	770,000	790,213
Jazz Technologies, Inc. cv. company guaranty sr.
unsec. unsub. notes 8s, 2011	20,000	18,550
L-3 Communications Holdings, Inc. cv. company sr.
unsec. bonds 3s, 2035	1,485,000	1,549,969
Leap Wireless International, Inc. cv. sr. unsec. notes
4 1/2s, 2014	795,000	684,734
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 5 1/4s, 2011	480,000	457,200
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012	1,000,000	907,500
Massey Energy Co. cv. company guaranty sr. unsub.
notes 3 1/4s, 2015	3,212,000	2,890,800
Pantry, Inc. (The) cv. company guaranty sr. unsec.
sub. notes 3s, 2012	2,155,000	1,923,338
Sirius Satellite Radio, Inc. cv. sr. unsec. notes
3 1/4s, 2011	497,000	462,210
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	510,000	605,625
Titan International, Inc. 144A cv. sr. sub. notes
5 5/8s, 2017	960,000	991,584
Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s,
2036	1,310,000	966,125
Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016	970,000	1,137,325
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014	893,000	863,531

Total convertible bonds and notes (cost $19,205,814)		$22,480,926

ASSET-BACKED SECURITIES (0.4%)(a)
	Principal amount	Value

Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 95, 2.319s, 2013
(Cayman Islands) (F) (g)	$3,901,050	$1,349,970
limited recourse sec. notes Ser. 97, 1.105s, 2013
(Cayman Islands) (F) (g)	6,684,836	1,772,270

Total asset-backed securities (cost $2,040,547)		$3,122,240

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

Argentina (Republic of) sr. unsec. bonds FRB 0.578s,
2013	$2,000,000	$828,000

Total foreign government bonds and notes (cost $848,502)		$828,000

MORTGAGE-BACKED SECURITIES (--%)(a)
	Principal amount	Value

Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (F)	$1,000,000	$59,966
Ser. 04-1A, Class K, 5.45s, 2040 (F)	365,000	18,253
Ser. 04-1A, Class L, 5.45s, 2040 (F)	165,000	6,600

Total mortgage-backed securities (cost $1,247,202)		$84,819

SHORT-TERM INVESTMENTS (2.3%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	17,925,480	$17,925,480
U.S. Treasury Bills for an effective yield of 0.30%,
November 18, 2010	$140,000	139,596

Total short-term investments (cost $18,065,177)		$18,065,076

TOTAL INVESTMENTS

Total investments (cost $752,833,763) (b)	$762,249,680

FORWARD CURRENCY CONTRACTS TO SELL at 2/28/10 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$13,588,911	$13,885,650	3/17/10	$296,739

Total				$296,739

CREDIT DEFAULT CONTRACTS OUTSTANDING at 2/28/10 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Chase Bank, N.A.
Claire's Stores,
9 5/8%, 6/1/15	Ca	$--	$255,000	6/20/12	230 bp	$(20,249)

Sanmina-SCI Corp.,
8 1/8%, 3/1/16	B2	--	255,000	6/20/13	595 bp	11,613

Total						$(8,636)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2010.

Key to holding's currency abbreviations

EUR	Euro

Key to holding's abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNI	Medium Term Notes Class I

NOTES

(a) Percentages indicated are based on net assets of $773,738,584.

(b) The aggregate identified cost on a tax basis is $752,918,156, resulting in gross unrealized appreciation and depreciation of $39,799,673 and $30,468,149, respectively, or net unrealized appreciation of $9,331,524.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at February 28, 2010. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $10,534 for the period ended February 28, 2010. During the period ended February 28, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $77,018,287 and $84,010,516, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(R) Real Estate Investment Trust.

(U) This security, in part or in entirety, represents unfunded loan commitments. As of February 28, 2010, the fund had unfunded loan commitments of $83,308, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Lyondell Chemical Co.	$83,308

Totals	$83,308

At February 28, 2010, liquid assets totaling $2,275,000 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at February 28, 2010.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service.

The market value of the contract will fluctuate with changes in currency exchange rates.

The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on Forward currency contracts at the period ended February 28, 2010 are indicative of the volume of activity during the period.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $800,000 on Credit default swap contracts for the period ended February 28, 2010.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $240,835 at February 28, 2010. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At February 28, 2010 the fund did not have a net liability position on derivative contracts subject to the Master Agreements.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into receivable purchase agreements (“Agreements”) with other registered investment companies (each a “Purchaser”) managed by Putnam Management. Under the Agreements, the fund sold to the Purchasers the fund’s right to receive, in the aggregate, $4,975,120 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Agreements are valued at fair value following procedures approved by the Trustees. All remaining payments under the agreement will be recorded as realized gain or loss.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$--	$3,122,240

Convertible bonds and notes	--	22,480,926	--

Corporate bonds and notes	--	667,571,709	166,260

Foreign government bonds and notes	--	828,000	--

Mortgage-backed securities	--	84,819	--

Senior loans	--	49,930,650	--

Short-term investments	17,925,480	139,596	--

Totals by level	$17,925,480	$741,035,700	$3,288,500

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$288,103	$1,207,865

Other financial instruments include swaps, forward currency contracts and receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of February 28, 2010:

Investments in securities:				change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	November	discounts/	Realized	appreciation/	purchases/	and/or out	February
	30, 2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	28, 2010

Asset-backed securities	$3,110,291	$--	$--	$11,949	$--	$--	$3,122,240

Corporate bonds and notes	$57,785	919	--	107,556	--	--	$166,260

Totals:	$3,168,076	$919	$--	$119,505	$--	$--	$3,288,500

† Includes $119,505 related to Level 3 securities still held at period end.

				change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	November	discounts/	Realized	appreciation/	purchases/	and/or out	February
	30, 2009 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	28, 2010 ††

Other financial instruments:	$1,143,601	$--	$--	$64,264	$--	$--	$1,207,865

† Includes $64,264 related to Level 3 securities still held at period end.

†† Includes amount receivable under receivable purchase agreement.

Market Values of Derivative Instruments as of February 28, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$11,613	$20,249

Foreign exchange contracts	296,739	--

Total	$308,352	$20,249

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2010